Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Share-based compensation

19.	Share-based compensation
2021-2023 Long Term Incentive Plan
At the General Meeting of Shareholders in April 2021, shareholders approved the Company’s framework equity incentive plan. under which the 2021-2023 Long-Term Incentive Plan (“2021-2023 LTIP”) operates.
In June 2021, the Company awarded a total of approximately 6.0 million Performance Share Units (“PSU”) and approximately 2.7 million Restricted Share Units (“RSU”) to eligible employees under the 2021-2023 LTIP.
In September and October 2021, the Company awarded approximately 1.3 million PSU and 1.0 million RSU awards.
In December 2021, the Company awarded 0.4 million PSU special awards. These have certain performance targets which are settled independently of each other and are expected to vest based on the Company’s targets for achievement of fixed costs, Adjusted operating income margin and break-even level, covering an approximate two year period from January 18, 2021 to December 31, 2022, with a payout scale ranging from 0 percent to 100 percent.
The PSU awards, which represent the right to receive Stellantis common shares, have certain performance targets which are settled independently of each other. Of the total PSU awards, 40% are expected to vest based on certain market performance conditions (“PSU TSR awards”) covering an approximate three year performance period from January 18, 2021 (the date of the completion of the merger) to December 31, 2023, with a payout scale ranging from 0 percent to 200 percent. Of the total PSU awards, 40 percent are expected to vest based on the Company’s targets for the achievement of synergies less implementation costs (“PSU Synergies”), following the completion of the merger, covering an approximate three year period from January 18, 2021 to December 31, 2023, with a payout scale ranging from 0 percent to 100 percent. 10 percent of the PSU awards are expected to vest based on the achievement of certain regulatory emissions compliance targets (“PSU Compliance”) in the years ending December 31, 2021, 2022 and 2023. The remaining 10 percent of the PSU awards are expected to vest based on the achievement of certain vehicle nameplate electrification targets (“PSU Electrification”), covering an approximate three-year period from January 18, 2021 to December 31, 2023, with a payout scale ranging from 0 percent to 100 percent. Accordingly, the total number of shares that are expected to be issued could vary from the original award of approximately 7.3 million units. If the performance goals for the respective periods are met, the PSU awards are expected to vest in one tranche in the second quarter of 2024.
The RSU awards (“2021 RSU awards”), which represents the right to receive Stellantis common shares, are expected to vest in the second and fourth quarters of 2024 for the awards granted during the six months ended June 30, 2021, and during the six months ended December 31, 2021, respectively.
The fair values of the PSU Synergies, PSU Compliance, PSU Electrification and the RSU awards were measured using the Stellantis share price on the grant date, adjusted for expected dividends at a constant yield as these PSU and RSU awards do not have the right to receive ordinary dividends prior to vesting. The fair value of the PSU TSR awards were calculated using a Monte Carlo Simulation.
Chief Executive Officer Shareholder Incentive Awards
In June 2021, the Company provided a long-term incentive award of 1.0 million PSUs to the Chief Executive Officer. The incentive award vests based on the achievement of absolute total shareholder return performance, covering the period starting January 18, 2021 and ending January 17, 2026, with a payout scale ranging from 0 percent to 200 percent.

The fair values of the special PSU awards were measured using a Monte Carlo Simulation.
Other Restricted Share Unit Grants
During the year ended December 31, 2021, the Company awarded approximately 0.8 million RSU awards to certain key employees of the Company, which represents the right to receive Stellantis common shares. A portion of these awards are expected to vest in 2022, with the remaining portion expected to vest in 2023 or 2024, in accordance with the award agreements. The fair values of these RSU awards were measured using the Stellantis share price on the grant date, adjusted for expected dividends at a constant yield as these RSU awards do not have the right to receive ordinary dividends prior to vesting.
A €1 billion extraordinary distribution of Stellantis common shares, contemplated by the combination agreement entered into by Fiat Chrysler Automobiles N.V. and Peugeot S.A. on December 17, 2019, as amended on September 14, 2020, was approved by the Annual General Meeting of Shareholders of Stellantis held on April 15, 2021 (“Distribution”). The Distribution entailed a payment to the holders of Stellantis common shares of €0.32 per outstanding common share. As discussed below, in Anti-dilution adjustments - RSU awards, participants with unvested awards received additional RSUs based on the conversion factor. In the case of participants under the French sub-plan of the Equity Incentive Plan, these participants received additional RSUs of equal value of the Distribution per unvested award, subject to a three-year vesting period.
Share-based payment plans issued by the former FCA Group
As a result of the merger, each outstanding legacy FCA PSU award, and each outstanding legacy FCA RSU award has been replaced by Stellantis RSU awards (“replacement Stellantis RSU awards”), which will continue to be governed by the same terms and conditions, including service-based vesting terms. Both the legacy FCA PSU Adjusted EBIT and legacy FCA PSU TSR awards were deemed to be satisfied at target upon conversion to Stellantis RSU awards. On completion of the merger 24.3 million replacement Stellantis RSU awards were granted.
In line with the guidance in IFRS 2 - Share-based payment and IFRS 3 - Business combinations, the fair value of the Stellantis RSU awards was determined based on the FCA share price as of January 15, 2021, with a portion of this fair value included in the consideration transferred, which has been determined by multiplying the fair value of the original FCA awards as of January 15, 2021 by the portion of the requisite service period that elapsed prior to the merger divided by the total service period. The remaining portion of the fair value is expected to be recognized within the Stellantis income statement over the remaining vesting term.
The replacement Stellantis RSU awards, which represents the right to receive Stellantis common shares are expected to vest in 2022 and 2023 in accordance with the award agreements.
Share-based payment plans issued by former PSA
As a result of the merger, each outstanding legacy PSA PSU award has been replaced by Stellantis RSU awards (“replacement Stellantis RSU awards”), which will continue to be governed by the same terms and conditions, including service-based vesting terms. The legacy PSA PSU awards were deemed to be either totally or partially satisfied upon conversion into Stellantis RSU awards. Refer below for further details regarding the conversion of the awards to Stellantis RSU awards.
2017 performance share plan
In 2017, a performance share plan was established. The allocation of performance shares was subject to a condition of service within PSA at the end of the vesting period. Taking into consideration the performance targets, half of these shares vested in April 2020 with the remaining portion of the shares vesting in April 2021. On completion of the merger 2.0 million replacement Stellantis RSU awards were granted, in respect of this plan, with an additional 0.1 million granted for the equal distribution of Faurecia.
2018 performance share plan
In 2018, a performance share plan was established. The allocation of performance shares was subject to a condition of service within PSA at the end of the vesting period. In light of the objectives, half of the shares vested in April 2021 with the remaining portion expected to vest in April 2022. On completion of the merger 4.1 million replacement Stellantis RSU awards were granted, in respect of this plan, with an additional 0.2 million granted for the equal distribution of Faurecia.
2019 performance share plan
In 2019, a performance share plan was established. The allocation of performance shares was subject to a condition of service within PSA at the end of the vesting period. In light of the objectives, the shares are expected to vest in two equal parts in May 2022 and May 2023. On completion of the merger 4.3 million replacement Stellantis RSU awards were granted, in respect of this plan, with an additional 0.3 million granted for the equal distribution of Faurecia.
2020 performance share plan
In 2020, a performance share plan was established. The allocation of performance shares was subject to a condition of service within PSA at the end of the vesting period. The shares are expected vest in May 2023. On completion of the merger 4.6 million replacement Stellantis RSU awards were granted, in respect of this plan, with an additional 0.3 million granted for the equal for distribution of Faurecia.
PSU Awards
Changes during 2021 for the PSU awards under the 2021-2023 LTIP were as follows:

	2021
	PSU TSR	Weighted average fair value at the grant date (€)	PSU Synergies	Weighted average fair value at the grant date (€)	PSU Compliance	Weighted average fair value at the grant date (€)	PSU Electrification	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	—	€—	—	€—	—	€—	—	€—
Granted	2,934,454	17.07	2,934,454	14.55	733,729	14.55	733,498	14.55
Vested	—	—	—	—	—	—	—	—
Canceled	—	—	—	—	—	—	—	—
Forfeited	(176,849)	17.07	(176,849)	14.55	(44,213)	14.55	(44,213)	14.55
Outstanding shares unvested at December 31	2,757,605	€17.07	2,757,605	€14.55	689,516	€14.55	689,285	€14.55
The fair values of the PSU TSR awards were calculated using a Monte Carlo simulation model.
The key assumptions utilized to calculate the grant-date fair values for the PSU TSR awards are summarized below:

2021
Key assumptions	PSU TSR Awards Range
Grant date stock price	€16.98 - €17.68
Expected volatility	41%
Risk-free rate	(0.69)%
The expected volatility was based on the observed historical volatility for common shares of Stellantis. The risk-free rate was derived from the yield on Euro Area Government Bonds of appropriate term, as detailed by the European Central Bank.
The weighted average fair value of the PSU Synergies, PSU Compliance and PSU Electrification awards that were granted during year ended December 31, 2021 were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these PSU awards do not have the right to receive ordinary dividends prior to vesting.
RSU awards
Changes during 2021 for the RSU awards under the 2021-2023 LTIP were as follows:

	2021
	RSUs	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	—	€—
Granted	4,499,970	14.62
Vested	—	—
Canceled	—	—
Forfeited	(183,714)	14.62
Outstanding shares unvested at December 31	4,316,256	€14.62
The weighted average fair value of the RSU awards that were granted at December 31, 2021, were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these RSU awards do not have the right to receive ordinary dividends prior to vesting
Replacement Stellantis RSU awards
Changes during 2021 for the Replacement Stellantis RSU awards from share-based payment plans issued by the former FCA Group were as follows:

	2021
	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	—	€—
Anti-dilution adjustment	2,181,936	11.09
Granted	24,321,968	11.14
Vested	(8,438,777)	11.30
Canceled	—	—
Forfeited	(544,298)	10.32
Outstanding shares unvested at December 31	17,520,829	€11.08
The weighted average fair value of the RSU awards that were granted at December 31, 2021 were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these PSU and RSU awards do not have the right to receive ordinary dividends prior to vesting
Changes during 2021 for the Replacement Stellantis RSU awards from share-based payment plans issued by former PSA were as follows:

	2021		2020		2019
	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)	Replacement Stellantis RSU awards	Weighted average fair value at the grant date (€)
Outstanding shares unvested at January 1	8,576,981	€15.3	9,574,500	€16.53	8,017,000	€15.32
Anti-dilution adjustment	7,278,029	—	8,786	—	—	—
Granted	—	—	2,740,165	10.34	3,081,500	17.69
Vested	(4,245,183)	9.15	(2,153,500)	13.77	(1,372,000)	12.50
Canceled	—	—	(1,299,970)	16.79	—	—
Forfeited	(35,867)	8.99	(293,000)	11.35	(152,000)	12.69
Outstanding shares unvested at December 31	11,573,960	€7.9	8,576,981	€15.3	9,574,500	€16.53
The weighted average fair value of the RSU awards that were granted at December 31, 2021 were measured using the Stellantis stock price on the grant date, adjusted for expected dividends at a constant yield as these PSU and RSU awards do not have the right to receive ordinary dividends prior to vesting.
Anti-dilution adjustments - RSU awards
The documents governing long-term incentive plans contain anti-dilution provisions which provide an adjustment to the number of awards granted under the plans in order to preserve, or alternatively prevent the enlargement of, the benefits intended to be made available to the recipients of the awards should an event occur that impacted the Company’s capital structure.
In March 2021, the Remuneration Committee approved the methodology to calculate the conversion factor of 1.0670166 that was applied to outstanding awards under the Long Term Incentive Plan to make equity award holders whole for the resulting diminution in the value of n Stellantis common share as a result of the distribution of Faurecia shares and cash to holders of Stellantis common shares on March 22, 2021 (March 15, 2021 ex-dividend date). In May 2021, the Remuneration Committee approved the methodology to calculate the conversion factor of 1.0216283 that was applied to certain of the outstanding awards under the Long Term Incentive Plan to make equity award holders whole for the resulting diminution in the value of a Stellantis common share as a result of the extraordinary Distribution contemplated by the merger, as approved by Shareholders on April 15, 2021, to holders of Stellantis common shares on April 28, 2021 (April 19, 2021 ex-dividend date).
There were no changes to the total cost of these awards to be amortized over the remaining vesting period as a result of these adjustments.
The following table reflects the changes resulting from the anti-dilution adjustments:

2021 Anti-dilution adjustment
RSU Awards:
Number of awards - as adjusted	3,179,903
Share-based Compensation Expense
Total expense for the PSU awards and RSU awards of approximately €201 million, €34 million and €37 million was recorded for the years ended December 31, 2021, 2020 and 2019, respectively.